8. Stock Options (Details) (CAD)	12 Months Ended			92 Months Ended	12 Months Ended			68 Months Ended	12 Months Ended			68 Months Ended	12 Months Ended			68 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2010 Canadian GAAP	Dec. 31, 2009 Canadian GAAP	Dec. 31, 2008 Canadian GAAP	Dec. 31, 2010 Canadian GAAP	Dec. 31, 2010 Adjustments	Dec. 31, 2009 Adjustments	Dec. 31, 2008 Adjustments	Dec. 31, 2010 Adjustments	Dec. 31, 2010 U.S. GAAP	Dec. 31, 2009 U.S. GAAP	Dec. 31, 2008 U.S. GAAP	Dec. 31, 2010 U.S. GAAP
Directors fees			(27,670)	131,000	(27,670)	172,075	67,053	211,458	3,420	(138,942)	23,064	(112,458)	(24,250)	33,133	90,117	99,000